Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2019
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(4,687)	(3,207)
Total intangible assets, net from continuing operations	10,113	11,593
Total intangible assets, net from discontinued operations	$-	$-